Financial Instruments-risk management (Details Textual)	1 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Number		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Nov. 30, 2018 PerBarrel	Oct. 31, 2018 BRL (R$)
Disclosure Of Financial Instruments-risk management [Line Items]
Foreign exchange gain (loss)		$ (11,323,000)		$ (2,193,000)		$ 13,872,000
Percentage of debt maturing in more than five years		95.00%
Borrowings, maturity		21 September 2024
Borrowings		$ 447,002,000		$ 426,204,000
Gearing Ratio		69.00%		70.00%
Notional amount		$ 425,000,000
Proceeds from borrowings, classified as financing activities		36,017,000		$ 425,000,000		$ 186,000
Adjustments for gains (losses) on change in fair value of derivatives		92,050,000
Banco Santander [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity	October 2020
Borrowings	$ 20,000,000	$ 20,006,000	[1]	$ 0	[1]			R$ 77,640,000
Borrowings, interest rate	2.25%							2.25%
2024 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity		21 September 2024
Borrowings, interest rate		6.50%
Notional amount		$ 425,000,000
Senior Secured Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity				2020
Borrowings, interest rate				7.50%
Fixed interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, interest rate		6.50%
Colombian subsidiary oil sales to Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		99.00%
Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description Of Currency Devaluation Effect On Post Tax Loss		If the Colombian Peso, the Chilean Peso, the Argentine Peso and the Peruvian Peso had each devalued an additional 10% against the US dollar, with all other variables held constant, post-tax profit for the year would have been lower by US$ 57,000 (post-tax loss higher by US$ 1,538,000 in 2017 and US$ 2,683,400 in 2016).
Currency risk [member] | Bottom of range [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Price per Barrels of oil | PerBarrel							70
Currency risk [member] | Top of range [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Price per Barrels of oil | PerBarrel							65
Liquidity risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Cash		$ 127,727,000
Percentage of debt maturing in more than five years		95.00%
Barrels of oil equivalent per day in production at year end | Number		39,000
Liquidity risk [member] | Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Available credit line		$ 25,000,000
Commodity price risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in price levels		If oil and methanol prices had fallen by 10% compared to actual prices during the year, with all other variables held constant, considering the impact of the derivative contracts in place, post-tax profit for the year would have been lower by US$ 13,709,000 (post-tax loss higher by US$ 10,423,000 in 2017 and US$ 23,655,000 in 2016).
Interest Rate Risk [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings		$ 19,750,000
Percentage of borrowings bearing variable interest rate		4.50%
Interest Rate Risk [Member] | Fixed interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings		$ 425,000,000
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in interest rate		At 31 December 2018, if 1% is added to interest rates on currency-denominated borrowings with all other variables held constant, post-tax profit for the year would have been lower by US$ 21,000 (no exposure to fluctuations in the interest rate in 2017 and post-tax loss higher by US$ 467,000 in 2016).
Credit Risk [Member] | Bottom of range [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio		60.00%		60.00%		60.00%
Credit Risk [Member] | Top of range [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio		80.00%		80.00%		80.00%
Credit Risk [Member] | Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		82.00%
Credit Risk [Member] | ENAP [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		3.00%		5.00%		10.00%
Credit Risk [Member] | Methanex Chile S.A. [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		3.00%		5.00%		9.00%
Credit Risk [Member] | Petrobras Brazil [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		5.00%		10.00%		15.00%
Argentine Peso [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue		1.00%
Description Of Sales Percentage		The oil sales in Argentina are diversified across clients and delivery points: i) 30% of the oil produced in Argentina (2% of the consolidated revenue) is sold locally in Neuquen, delivered at well-head; and ii) 70% of the oil produced in Argentina (3% of the consolidated revenue) is sold to major Argentinean refineries, delivered via pipeline.
Argentine Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		102.00%		17.00%		22.00%
Chilean Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		13.00%				6.00%
Currency Revaluation Percentage Against Dollar				8.00%
Colombian Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		9.00%
Currency Revaluation Percentage Against Dollar				1.00%		5.00%
Brazilian Real [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		17.00%		2.00%
Description Of Currency Devaluation Effect On Post Tax Loss		If the Brazilian Real had devalued 10% against the US dollar, with all other variables held constant, post-tax profit for the year would have been lower by US$ 515,000 (post-tax loss higher by US$ 3,100,000 in 2017 and US$ 5,300,000 in 2016).
Foreign exchange gain (loss)		$ (5,862,000)		$ (1,274,000)		$ 14,542,000
Currency Revaluation Percentage Against Dollar						17.00%
Peruvian Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar		4.00%
Currency Revaluation Percentage Against Dollar				4.00%		2.00%

[1]	During October 2018, GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. executed a loan agreement with Banco Santander for Brazilian Real 77,640,000 (equivalent to US$ 20,000,000 at the moment of the loan execution) to repay an existing US$-denominated intercompany loan to GeoPark Latin America Limited - Agencia en Chile. The interest rate applicable to this loan is CDI plus 2.25% per annum. “CDI” (Interbank certificate of deposit) represents the average rate of all inter-bank overnight transactions in Brazil. The principal and the interest are paid semi-annually, with final maturity in October 2020. Resulting from this transaction, the Brazilian subsidiary has significantly reduced its exposure to foreign currency fluctuation, considering that its functional currency is the Brazilian Real (see Note 3).